Asset Retirement Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations	The Company’s AROs mostly relate to the retirement of solar park land or buildings. The discount rate used to estimate the present value of the expected future cash flows for the year ended September 30, 2023 and December 31, 2022 was 7.1%.
Activity
ARO Liability - Balance January 1, 2022	$625
Additional obligations incurred	733
Accretion expense	76
Foreign exchange loss (gain)	27
ARO Liability - Balance December 31, 2022	$1,461
Additional obligations incurred	-
Accretion expense	81
Foreign exchange loss (gain)	(8)
ARO Liability -- September 30, 2023	$1,534
The Company’s AROs mostly relate to the retirement of solar park land or buildings. The discount rate used to estimate the present value of the expected future cash flows for the year ended December 31, 2022 and 2021 was 7.1% and 6%, respectively.
Activity
ARO Liability - January 1, 2021	$167
Additional obligations incurred	449
Accretion expense	23
Foreign exchange loss (gain)	(14)
ARO Liability - December 31, 2021	$625
Additional obligations incurred	733
Accretion expense	76
Foreign exchange loss	26
ARO Liability - December 31, 2022	$1,461